<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 6th day of November, 2003.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 152
FORM 13F INFORMATION TABLE VALUE TOTAL: $432,522,315

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title
of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Altria Group, Inc.
American Intl. Group, Inc.
Amgen Incorporated
AOL Time Warner
Apache Corp.
Apollo Group Inc. CL A
Arid Pharmaceuticals, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
02209S103
 26874107
31162100
2364J104
37411105
37604105
04033A100
53015103
53611109
60505104
54937107
84670207
84670108
5564T103

$7,601,015
$921,420
$1,708,550
$3,945,526
$3,636,347
$3,477,189
$203,860
$501,828
$120,400
$4,284,828
$3,292,388
$14,715,378
$3,890,777
$11,097,216
$1,650,000
   $320,984


110,048
21,655
39,008
68,380
56,360
230,125
2,940
7,600
20,000
119,521
65,170
188,562
108,348
4,446
22
30,425

110,048
21,655
39,008
68,380
56,360
230,125
2,940
7,600
20,000
119,521
65,170
188,562
108,348
4,446
22
30,425



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Altria Group, Inc.
American Intl. Group, Inc.
Amgen Incorporated
AOL Time Warner
Apache Corp.
Apollo Group Inc. CL A
Arid Pharmaceuticals, Inc.
Automatic Data Processing, Inc.
Avery Dennison Corp.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BNP Residential Property, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

110,048
21,655
39,008
68,380
56,360
230,125
2,940
7,600
20,000
119,521
65,170
188,562
108,348
4,446
22
30,425

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BP Amoco PLC ADR
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

55622104
136385101
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891100
192108108
194162103
19419B100


$896,562
$218,148
$1,824,952
$11,795,473
$11,179,116
$1,416,051
$412,838
$2,010,000
$559,680
$635,828
$3,396,338
$9,808,224
$1,420,730
$807,500
$124,400
$255,976
$590,150


21,296
5,300
116,239
206,793
191,456
44,100
5,778
60,000
13,992
17,325
173,371
215,518
33,071
23,750
40,000
4,580
55,000


21,296
5,300
116,239
206,793
191,456
44,100
5,778
60,000
13,992
17,325
173,371
215,518
33,071
23,750
40,000
4,580
55,000










BP Amoco PLC ADR
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,296
5,300
116,239
206,793
191,456
44,100
5,778
60,000
13,992
17,325
173,371
215,518
33,071
23,750
40,000
4,580
55,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CommScope, Inc.
Community Bancshares, Inc. SC
Cree, Inc.
Cresent Financial Corp.
CT Communications, Inc.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Dobson Communications Corp. CL A
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


203372107
20343F190
225447101
225744101
126426402
23331A109
24702R101
249030107
25179M103
254394109
254687106
256069105
264399106
263534109
267906105
278058102
268648102


    $355,167
$1,527,956
   $487,539
   $344,052
   $178,992
$6,356,259
$1,052,698
   $269,040
$1,516,780
$8,967,551
   $655,243
   $162,400
$1,483,092
    $226,297
$1,329,900
   $205,953
   $248,318


29,450
81,491
26,325
28,201
15,840
194,381
38,266
6,000
31,475
1,299,645
32,486
20,000
83,273
5,656
341,000
2,324
19,661


29,450
81,491
26,325
28,201
15,840
194,381
38,266
6,000
31,475
1,299,645
32,486
20,000
83,273
5,656
341,000
2,324
19,661









CommScope, Inc.
Community Bancshares, Inc. SC
Cree, Inc.
Cresent Financial Corp.
CT Communications, Inc.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Dobson Communications Corp. CL A
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


29,450
81,491
26,325
28,201
15,840
194,381
38,266
6,000
31,475
1,299,645
32,486
20,000
83,273
5,656
341,000
2,324
19,661


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Emerson Electric
EOG Resource, Inc.
Exxon  Mobile Corporation
First Data Corporation
First State Bancorp
Frisby Technologies, Inc.
General Dynamics Corp.
General Electric Company
General Maritime Corp.
General Motors CP CL H New
Given Imaging
Glaxo Smith Kline PLC
Golden West
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


291011104
26875P101
302290101
319963104
33645S100
358743102
369550108
369604103
Y2692M103
370442832
M52020100
37733W105
381317106
401698105
412822108
428236103
431284108


    $236,083
    $217,048
 $2,395,141
    $349,650
    $205,940
           $200
    $496,852
$14,994,788
  $1,144,915
     $616,618
  $7,130,870
     $272,250
     $252,687
     $977,525
     $253,050
  $1,544,134
  $1,573,567


4,484
5,200
65,441
8,750
7,670
100,000
6,365
503,012
100,080
43,090
657,223
6,421
2,823
20,865
5,250
79,759
65,950


4,484
5,200
65,441
8,750
7,670
100,000
6,365
503,012
100,080
43,090
657,223
6,421
2,823
20,865
5,250
79,759
65,950










Emerson Electric
EOG Resource, Inc.
Exxon  Mobile Corporation
First Data Corporation
First State Bancorp
Frisby Technologies, Inc.
General Dynamics Corp.
General Electric Company
General Maritime Corp.
General Motors CP CL H New
Given Imaging
Glaxo Smith Kline PLC
Golden West
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,484
5,200
65,441
8,750
7,670
100,000
6,365
503,012
100,080
43,090
657,223
6,421
2,823
20,865
5,250
79,759
65,950


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Intervoice, Inc.
Introgen Therapeutics, Inc.
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Key Energy Services, Inc.
Knight Trading Group, Inc.
Koninklijke Philips Electronics NV
Krispy Kreme Doughnuts, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


437076102
442120101
443510201
443683107
458140100
459200101
461142101
46119F107
475070108
478160104
48666K109
492914106
48266R108
718337540
501014104
524660107
52729N100



    $263,495
    $600,210
    $475,720
    $369,840
$10,002,557
     $947,251
     $356,000
     $485,100
  $1,413,104
  $8,569,882
     $399,722
     $627,250
     $857,250
     $250,011
  $1,505,735
  $1,755,664
  $4,050,095



8,273
17,100
13,037
12,000
363,465
10,724
40,000
55,000
31,841
173,059
6,700
65,000
75,000
10,908
39,110
81,168
747,250




8,273
17,100
13,037
12,000
363,465
10,724
40,000
55,000
31,841
173,059
6,700
65,000
75,000
10,908
39,110
81,168
747,250











Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Intervoice, Inc.
Introgen Therapeutics, Inc.
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Key Energy Services, Inc.
Knight Trading Group, Inc.
Koninklijke Philips Electronics NV
Krispy Kreme Doughnuts, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,273
17,100
13,037
12,000
363,465
10,724
40,000
55,000
31,841
173,059
6,700
65,000
75,000
10,908
39,110
81,168
747,250




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
McKesson Corporation
Medco Health Solutions, Inc.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Natural Gas Services Group
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


53015P817
530718105
532457108
548661107
G6052F103
58155Q103
58405U102
585055106
589331107
591520200
594918104
46625H100
63545P104
63886Q109
651229106
654902204
66987 E206



     $772,969
  $5,844,165
     $386,100
$16,801,743
     $561,660
  $2,115,679
     $336,857
  $2,347,032
  $7,980,142
     $212,040
$16,890,363
     $385,595
  $1,832,387
     $233,000
     $266,324
  $5,438,628
     $709,400



40,029
586,175
6,500
323,733
33,000
63,553
12,991
50,022
157,648
18,000
607,567
11,232
73,649
50,000
12,290
348,630
200,000



40,029
586,175
6,500
323,733
33,000
63,553
12,991
50,022
157,648
18,000
607,567
11,232
73,649
50,000
12,290
348,630
200,000











Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Max Re Capital Ltd.
McKesson Corporation
Medco Health Solutions, Inc.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Natural Gas Services Group
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Res. Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


40,029
586,175
6,500
323,733
33,000
63,553
12,991
50,022
157,648
18,000
607,567
11,232
73,649
50,000
12,290
348,630
200,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.
Pharmanetics, Inc.
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
ServiceMaster Co.
Sonoco Products
Sony Corp ADR New Com
Southern Community Financial


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67010F103
678002106
713448108
717081103
71713J107
72200X104
72346Q104
731068102
742718109
743263105
760759100
803111103
806605101
81760N109
835495102
835699307
842632101



     $403,340
     $305,280
$15,406,396
$12,142,400
  $3,871,984
     $227,594
  $3,225,965
     $444,900
  $4,844,369
     $203,627
    $301,112
    $416,992
   $159,639
$3,799,309
$3,176,911
$5,525,022
$1,315,940



21,500
5,300
336,164
399,684
782,219
19,255
163,340
6,000
52,191
4,580
13,300
22,712
10,475
370,303
144,734
158,765
131,594



21,500
5,300
336,164
399,684
782,219
19,255
163,340
6,000
52,191
4,580
13,300
22,712
10,475
370,303
144,734
158,765
131,594











Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Pepsico, Inc.
Pfizer, Inc.
Pharmanetics, Inc.
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Republic Services, Inc.
Sara Lee Corporation
Schering-Plough Corp
ServiceMaster Co.
Sonoco Products
Sony Corp ADR New Com
Southern Community Financial



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,500
5,300
336,164
399,684
782,219
19,255
163,340
6,000
52,191
4,580
13,300
22,712
10,475
370,303
144,734
158,765
131,594



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Travelers Property Casualty CL B
Tri Continental Corp
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


842870107
844730101
848420105
855244109
858912108
867914103
871829107
87612E106
872275102
880915103
882508104
89420G406
895436103
895925105
896047107
902124106
904708104



  $8,147,840
     $241,926
       $80,806
     $466,560
     $472,500
     $226,146
$16,429,808
     $318,162
     $614,335
        $26,937
     $786,714
     $259,971
     $165,069
$25,841,356
$13,389,535
     $252,515
     $503,674



206,903
8,240
11,610
16,200
10,000
3,746
502,287
8,455
12,812
13,814
34,505
16,371
11,034
526,515
291,711
12,360
21,306



206,903
8,240
11,610
16,200
10,000
3,746
502,287
8,455
12,812
13,814
34,505
16,371
11,034
526,515
291,711
12,360
21,306











Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
Travelers Property Casualty CL B
Tri Continental Corp
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


206,903
8,240
11,610
16,200
10,000
3,746
502,287
8,455
12,812
13,814
34,505
16,371
11,034
526,515
291,711
12,360
21,306



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Union Planters Corp.
Unumprovident Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

908068109
91529Y106
902973304
918204108
92552Q101
929903102
931422109
931142103
939322103
94106L109
94973H108
949746101
962902102
983024100
98385X106
988498101

   $256,221
   $295,400
$1,190,192
$2,614,402
       $3,600
$6,883,179
$8,437,184
$5,759,811
$5,849,791
$8,054,262
$2,990,704
   $543,583
     $22,000
$1,538,219
   $982,962
   $314,979

8,098
20,000
49,612
67,191
36,000
167,108
275,365
103,130
148,585
307,767
38,800
10,555
11,000
33,367
46,830
10,634

8,098
20,000
49,612
67,191
36,000
167,108
275,365
103,130
148,585
307,767
38,800
10,555
11,000
33,367
46,830
10,634


Grand Total 10/31/03





   432,522,315












Union Planters Corp.
Unumprovident Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

8,098
20,000
49,612
67,191
36,000
167,108
275,365
103,130
148,585
307,767
38,800
10,555
11,000
33,367
46,830
10,634

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0













